UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                     -----------------

                            TWEEDY, BROWNE FUND INC.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
         --------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code: 212-916-0600

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCKS--83.5%
                 BELGIUM--2.4%
     1,646,311   KBC Groep NV ................................   $  176,615,255
                                                                 --------------
                 CANADA--1.3%
       100,000   Melcor Developments Ltd. ....................        1,528,639
     1,830,660   National Bank of Canada, Toronto ............       93,829,350
                                                                 --------------
                                                                     95,357,989
                                                                 --------------
                 CZECH REPUBLIC--0.0%++
         2,800   Philip Morris CR AS .........................        1,541,644
                                                                 --------------
                 DENMARK--0.1%
       123,900   Danske Bank A/S .............................        4,714,943
                                                                 --------------
                 FINLAND--4.3%
     2,435,000   Cargotec Corporation, B Share ...............      106,638,472
     1,000,000   Huhtamaki Oyj ...............................       17,760,559
     4,870,000   Kone Oyj, Class B ...........................      202,379,582
                                                                 --------------
                                                                    326,778,613
                                                                 --------------
                 FRANCE--6.1%
       433,783   BNP Paribas SA ..............................       41,516,306
     2,327,938   CNP Assurances ..............................      221,312,913
       250,000   Nexans SA ...................................       17,821,295
         1,000   NSC Groupe ..................................           89,762
     1,825,000   Sanofi-Aventis ..............................      178,049,919
                                                                 --------------
                                                                    458,790,195
                                                                 --------------
                 GERMANY--6.9%
        64,173   Boewe Systec AG .............................        3,786,853
       768,493   Fraport AG ..................................       54,782,161
        42,354   KSB AG ......................................       12,250,692
       274,021   Linde AG ....................................       21,110,342
       875,766   Merck KGaA ..................................       79,618,145
     1,560,342   Springer (Axel) Verlag AG ...................      207,574,746
     1,992,000   Volkswagen AG ...............................      139,656,757
                                                                 --------------
                                                                    518,779,696
                                                                 --------------
                 HONG KONG--2.2%
    13,924,322   Jardine Strategic Holdings Ltd. +++ .........      150,382,678
    42,847,281   SCMP Group Ltd. .............................       14,481,024
       892,500   Swire Pacific Ltd., Class B .................        1,712,147
                                                                 --------------
                                                                    166,575,849
                                                                 --------------
                 IRELAND--0.2%
     5,000,000   Independent News & Media PLC ................       14,640,633
     1,111,317   Unidare PLC .................................          511,558
                                                                 --------------
                                                                     15,152,191
                                                                 --------------

                         SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCKS
                 ITALY--2.0%
       348,709   Banco Popolare di Verona e Novara ...........   $    9,341,176
       937,215   Maffei SPA ..................................        2,444,690
     2,629,718   Mediaset SPA ................................       31,002,340
     8,182,230   Mondadori (Arnoldo) Editore SPA .............       78,885,540
     2,598,000   Natuzzi SPA, Sponsored ADR ..................       18,575,700
     1,005,000   Sol SPA .....................................        5,654,225
       805,250   Vincenzo Zucchi SPA .........................        3,109,511
                                                                 --------------
                                                                    149,013,182
                                                                 --------------
                 JAPAN--5.1%
       552,900   Chofu Seisakusho Company Ltd. ...............       11,341,911
         1,001   Coca-Cola Central Japan Company Ltd. ........        8,353,707
       455,000   Daiwa Industries Ltd. .......................        4,740,454
     5,251,000   Fujitec Company Ltd. ........................       34,772,401
       631,100   Fukuda Denshi Company Ltd. ..................       20,702,664
     1,203,000   Hi-Lex Corp. ................................       20,573,547
        22,100   Hurxley Corporation .........................          367,318
       319,000   Inaba Seisakusho Company Ltd. ...............        5,555,955
       321,000   Katsuragawa Electric Company Ltd. ...........        2,305,393
     1,461,000   Kawasumi Laboratories Inc. ..................        9,265,844
     1,159,200   Kuroda Electric Company. Ltd. ...............       13,324,488
        69,100   Mandom Corporation ..........................        1,671,360
       477,000   Matsumoto Yushi-Seiyaku Company Ltd. ........       12,935,310
       288,200   Meito Sangyo Company Ltd. ...................        5,080,025
        36,240   Milbon Company Ltd. .........................        1,477,307
       307,100   Mirai Industry Company Ltd. .................        3,358,046
        55,000   Nankai Plywood Company Ltd. .................          455,627
        40,000   Nippon Antenna Company Ltd. .................          314,744
       162,780   Nippon Kanzai Company Ltd. ..................        3,467,343
     1,253,000   Nippon Konpo Unyu Soko Company Ltd. .........       17,932,100
       678,000   Nissha Printing Company Ltd. ................       25,325,285
       721,500   Nitto FC Company Ltd. .......................        4,986,091
       640,400   Riken Vitamin Company Ltd. ..................       16,302,008
       451,000   Sangetsu Company Ltd. .......................       11,086,122
     1,483,200   Sanyo Shinpan Finance Company Ltd. ..........       75,512,610
       760,600   Shikoku Coca-Cola Bottling Company Ltd. .....        8,709,490
       289,300   Shingakukai Company Ltd. ....................        2,194,140
       319,700   Shinki Company Ltd. .........................        1,968,847
       204,000   SK Kaken Company Ltd. .......................        6,567,117
       612,000   Sonton Food Industry Company Ltd. ...........        6,344,049
       194,200   T. Hasegawa Company. Ltd. ...................        2,774,164
       484,070   Takefuji Corporation ........................       28,879,477
       269,000   TENMA Corporation ...........................        5,353,409
     1,073,000   Torishima Pump Manufacturing Company Ltd. ...        8,410,165
                                                                 --------------
                                                                    382,408,518
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCKS
                 MEXICO--1.9%
     1,921,351   Coca-Cola Femsa SA de CV, Sponsored ADR +++ .   $   56,718,282
    14,623,380   Embotelladoras Arca SA de CV ................       34,072,185
       144,177   Grupo Aeroportuario del Sureste SA de CV, ADR        4,842,905
    30,132,400   Grupo Continental SA ........................       49,599,340
                                                                 --------------
                                                                    145,232,712
                                                                 --------------
                 NETHERLANDS--15.3%
     8,983,487   ABN AMRO Holding NV .........................      245,702,798
     1,980,990   Akzo Nobel NV ...............................      106,791,641
        23,620   Crown Van Gelder Gemeenschappelijk Bezit NV .          559,641
     5,477,810   Heineken Holding NV .........................      201,932,387
     2,890,000   Heineken NV .................................      122,499,904
       600,000   IMTECH NV ...................................       28,999,962
     1,409,414   Koninklijke Grolsch NV ......................       52,262,593
       191,000   Randstad Holding NV .........................       11,195,213
     1,224,597   Stork NV ....................................       65,530,431
     4,810,555   Telegraaf Media Groep NV ....................      130,033,287
       350,000   TKH Group NV ................................       21,817,101
     3,548,042   Unilever NV, CVA ............................       80,436,258
     4,498,159   Wegener NV ..................................       67,006,217
       712,500   Wolters Kluwer NV, CVA ......................       16,826,978
                                                                 --------------
                                                                  1,151,594,411
                                                                 --------------
                 NORWAY--0.8%
     2,302,000   Schibsted ASA ...............................       61,410,343
                                                                 --------------
                 SINGAPORE--2.9%
    33,542,550   Fraser and Neave, Ltd. ......................       84,845,354
     5,946,003   Jardine Cycle & Carriage Ltd. ...............       37,600,803
     1,000,000   Robinson & Company Ltd. .....................        3,225,093
    11,465,650   Singapore Press Holdings Ltd. ...............       29,872,247
     6,292,000   United Overseas Bank Ltd. ...................       62,070,509
       629,200   UOL Group Ltd. ..............................        1,137,959
                                                                 --------------
                                                                    218,751,965
                                                                 --------------
                 SOUTH KOREA--2.4%
        23,260   Daehan City Gas Company Ltd. ................          533,261
        93,346   Dong Ah Tire & Rubber Company Ltd. ..........          544,117
       197,030   Hanil Cement Company Ltd. ...................       15,430,936
     1,706,610   Korea Electric Power Corporation ............       63,231,097
        23,200   Sam Young Electronics Company Ltd. ..........          193,191
        36,890   Samchully Company Ltd. ......................        3,787,378
       886,070   Samsung SDI Company. Ltd. ...................       60,895,714
       294,325   Tae Young Corporation .......................       18,428,276
     3,196,233   Youngone Corporation ........................       14,655,437
                                                                 --------------
                                                                    177,699,407
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCKS
                 SPAIN--1.4%
     2,277,000   Altadis SA ..................................   $  107,609,191
                                                                 --------------
                 SWEDEN--0.0%++
        33,000   Cloetta Fazer AB, B Shares ..................          989,526
                                                                 --------------
                 SWITZERLAND--13.3%
        45,377   AFG Arbonia-Foster Holding AG, Bearer .......       14,372,470
     2,021,000   Compagnie Financiere Richemont AG ...........       92,388,572
         5,842   Daetwyler Holding AG, Bearer ................       21,889,616
        92,315   Edipresse SA, Bearer ........................       40,204,125
       125,635   Forbo Holding AG ............................       32,306,143
        16,018   Gurit Holding AG, Bearer ....................        8,989,694
         2,175   Helvetia Patria Holding, Registered .........          571,714
        29,327   Loeb Holding AG .............................        5,721,758
       186,990   Medisize Holding AG ++ ......................       12,822,171
       875,160   Nestle SA, Registered .......................      274,335,869
             8   Neue Zuercher Zeitung .......................          508,735
     2,368,760   Novartis AG, Registered .....................      128,009,724
        45,425   Phoenix Mecano AG ...........................       16,677,464
       179,979   PubliGroupe SA, Registered ..................       60,090,948
       186,423   Siegfried Holding AG ........................       26,418,802
       280,490   SIG Holding AG, Registered ..................       61,593,314
       100,000   Sika AG, Bearer .............................      111,020,408
       367,980   Syngenta AG .................................       48,813,674
       473,990   Tamedia AG ..................................       46,044,743
                                                                 --------------
                                                                  1,002,779,944
                                                                 --------------
                 UNITED KINGDOM--8.4%
     3,249,131   AGA Foodservice Group PLC ...................       23,166,441
    10,377,535   Barclays PLC ................................      117,946,162
     8,372,908   BBA Group PLC ...............................       40,922,206
     3,979,658   Carclo PLC ..................................        5,042,014
    11,378,577   Clinton Cards PLC ...........................       11,206,636
     8,066,322   Diageo PLC ..................................      135,689,417
     3,675,000   Ennstone PLC ................................        3,313,597
       960,125   GlaxoSmithKline PLC .........................       26,832,427
       593,139   GlaxoSmithKline PLC, Sponsored ADR ..........       33,097,156
    19,501,939   Group 4 Securicor PLC .......................       61,510,294
       923,006   Headlam Group PLC ...........................        8,680,869
       263,075   Partridge Fine Art PLC ......................          155,022
       779,500   Raven Mount PLC .............................        1,773,328
    10,148,287   Trinity Mirror PLC ..........................       91,596,796
     4,840,572   TT Electronics PLC ..........................       16,562,891
     2,319,760   Unilever PLC ................................       52,172,825
                                                                 --------------
                                                                    629,668,081
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCKS
                 UNITED STATES--6.5%
       313,000   American Express Company ....................   $   16,657,860
     3,712,554   American International Group, Inc. ..........      219,226,314
        75,700   American National Insurance Company .........        9,819,804
     6,728,996   Hollinger International Inc., Class A .......       54,033,838
       580,100   MBIA Inc. ...................................       33,964,855
     3,686,000   Pfizer Inc. .................................       86,510,420
       160,000   PNC Financial Services Group Inc. ...........       11,227,200
       692,000   Popular Inc. ................................       13,286,400
       409,000   Torchmark Corporation .......................       24,834,480
       350,000   Transatlantic Holdings Inc. .................       19,565,000
                                                                 --------------
                                                                    489,126,171
                                                                 --------------
                 TOTAL COMMON STOCKS
                 (COST $3,437,171,898) .......................    6,280,589,826
                                                                 --------------
                 PREFERRED STOCKS--2.2%
        15,336   Adris Grupa d.d. ............................        9,483,392
        95,322   KSB AG, Vorzugsakt ..........................       27,417,858
     1,363,417   ProSieben Sat. 1 Media AG ...................       34,047,507
     1,114,986   Villeroy & Boch AG ..........................       16,780,320
     1,599,000   Volkswagen AG ...............................       80,760,674
                                                                 --------------
                 TOTAL PREFERRED STOCKS
                 (COST $89,206,525) ..........................      168,489,751
                                                                 --------------
                 RIGHTS--0%
                 (COST $)
                 GERMANY--0.0%
       274,021   Linde AG, Rights, Expires 7/10/06 ...........        1,058,145
                                                                 --------------
     FACE
    VALUE
--------------
                 U.S. TREASURY BILLS--0.4%
$   14,000,000   4.695% ** due 8/24/06 +++ ...................       13,901,554
    12,000,000   5.004% ** due 11/24/06 +++ ..................       11,762,100
                                                                 --------------
                 TOTAL U.S. TREASURY BILLS
                 (COST $25,670,510) ..........................       25,663,654
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
                                       5
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TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
     FACE                                                            VALUE
    VALUE                                                           (NOTE 1)
--------------                                                   --------------

                 REPURCHASE AGREEMENT--15.4%
                 (COST $1,161,792,000)
$1,161,792,000   Agreement with UBS Warburg LLC, 4.460%
                 dated 6/30/06 to be repurchased at
                 $1,162,223,799 on 7/3/06, collateralized by
                 $1,073,534,000 U.S. Treasury Notes, 6.250%,
                 6.000%, 6.750%, 6.625%, 6.375%, 6.125%,
                 5.500%, 5.250%, 5.250% and 6.125% due
                 8/15/23, 2/15/26, 8/15/26, 2/15/27, 8/15/27,
                 11/15/27, 8/15/28, 11/15/28, 2/15/29 and
                 8/15/29, respectively
                 (market value $1,185,034,683) ...............   $1,161,792,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,713,840,933*) .............   101.5%   7,637,593,376
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) ....................................    (1.6)    (117,789,256)
OTHER ASSETS AND LIABILITIES (NET) ...................     0.1        6,012,532
                                                         -----   --------------
NET ASSETS ...........................................   100.0%  $7,525,816,652
                                                         =====   ==============

______________
 *    AGGREGATE COST FOR FEDERAL TAX PURPOSES.
**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
 +    NON-INCOME PRODUCING SECURITY.
++    AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
+++   AT  JUNE  30,  2006,  LIQUID  ASSETS  TOTALLING   $231,205,935  HAVE  BEEN
      DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR   -- AMERICAN DEPOSITORY RECEIPT
CVA   -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
June 30, 2006 (Unaudited)

                                              PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                          NET ASSETS        (NOTE 1)
----------------------                        -------------   ----------------

COMMON STOCKS:
Food and Beverages .........................       15.8%      $  1,190,710,537
Printing and Publishing ....................       11.7            878,444,537
Banking ....................................        8.6            645,385,777
Pharmaceuticals ............................        7.4            558,536,593
Insurance ..................................        6.6            495,330,225
Machinery ..................................        6.3            471,931,420
Holdings ...................................        3.3            245,996,343
Miscellaneous ..............................        3.2            242,266,164
Manufacturing ..............................        2.9            215,743,054
Autos ......................................        2.6            197,831,107
Chemicals ..................................        2.5            188,170,635
Financial Services .........................        2.1            161,698,592
Building Materials .........................        1.5            114,789,632
Tobacco ....................................        1.5            109,150,835
Retail .....................................        1.0             77,174,364
Commercial Services ........................        1.0             76,716,967
Engineering and Construction ...............        1.1             74,311,019
Membership Organizations ...................        0.8             59,923,163
Airport Develop/maint ......................        0.8             59,625,066
Electronics ................................        0.4             33,240,355
Textiles ...................................        0.4             33,195,884
Construction Materials .....................        0.4             32,306,143
Diversified Operations .....................        0.4             30,712,109
Transportation .............................        0.4             27,273,276
Wholesale ..................................        0.3             20,278,549
Paper Products .............................        0.2             18,320,200
Medical Research and Supplies ..............        0.1              9,265,844
Utilities ..................................        0.1              4,320,639
Other ......................................        0.1              3,967,468
Mining and Metal Fabrication ...............        0.0++            2,444,690
Real Estate ................................        0.0++            1,528,639
                                                  -----       ----------------
TOTAL COMMON STOCKS ........................       83.5          6,280,589,826
                                                  -----       ----------------
PREFERRED STOCKS ...........................        2.2            168,489,751
RIGHTS .....................................        0.0++            1,058,145
U.S. TREASURY BILLS ........................        0.4             25,663,654
REPURCHASE AGREEMENT .......................       15.4          1,161,792,000
UNREALIZED APPRECIATION ON FORWARD CONTRACTS       (1.6)          (117,789,256)
OTHER ASSETS AND LIABILITIES (NET) .........        0.1              6,012,532
                                                  -----       ----------------
NET ASSETS .................................      100.0%      $  7,525,816,652
                                                  =====       ================

______________
++    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
                                       7
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TWEEDY, BROWNE GLOBAL VALUE FUND
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SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO BUY
     45,000,000   Danish Krone ..................    7/27/06   $      7,728,841
     30,000,000   Danish Krone ..................    8/21/06          5,160,997
     41,000,000   Danish Krone ..................    11/9/06          7,087,863
     36,000,000   Danish Krone ..................    1/24/07          6,249,746
     56,000,000   European Union Euro ...........     7/6/06         71,636,610
     35,000,000   European Union Euro ...........     7/7/06         44,776,192
     75,000,000   Mexican Peso ..................     9/8/06          6,619,175
     90,000,000   Mexican Peso ..................    9/15/06          7,939,862
     18,000,000   Mexican Peso ..................   12/18/06          1,578,800
     50,000,000   Norwegian Krone ...............    7/13/06          8,043,250
     10,500,000   New Zealand Dollar ............    7/13/06          6,401,550
     26,000,000   Singapore Dollar ..............    7/13/06         16,452,103
     20,000,000   Swiss Franc ...................     7/7/06         16,340,172
                                                               ----------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $205,177,686) .................               $    206,015,161
                                                               ================
FORWARD EXCHANGE CONTRACTS TO SELL
      5,000,000   Canadian Dollar ...............    7/20/06         (4,498,884)
      4,000,000   Canadian Dollar ...............    7/27/06         (3,599,917)
      3,500,000   Canadian Dollar ...............   10/12/06         (3,157,203)
      3,000,000   Canadian Dollar ...............   10/17/06         (2,706,553)
     11,000,000   Canadian Dollar ...............    11/9/06         (9,930,415)
     12,000,000   Canadian Dollar ...............   11/22/06        (10,837,122)
      8,000,000   Canadian Dollar ...............    1/12/07         (7,234,787)
     15,000,000   Canadian Dollar ...............    2/26/07        (13,580,645)
     10,000,000   Canadian Dollar ...............    3/27/07         (9,060,400)
      2,500,000   Canadian Dollar ...............     4/4/07         (2,265,558)
      1,500,000   Canadian Dollar ...............    4/19/07         (1,359,851)
      7,000,000   Canadian Dollar ...............    4/27/07         (6,347,254)
      1,500,000   Canadian Dollar ...............    5/11/07         (1,360,608)
      5,000,000   Canadian Dollar ...............    5/18/07         (4,536,163)
      7,000,000   Canadian Dollar ...............    5/30/07         (6,352,557)
     11,000,000   Canadian Dollar ...............     7/3/07         (9,990,986)
     42,000,000   Czech Koruna ..................   11/22/06         (1,906,959)
     45,000,000   Danish Krone ..................    7/27/06         (7,728,841)
     30,000,000   Danish Krone ..................    8/21/06         (5,160,997)
     41,000,000   Danish Krone ..................    11/9/06         (7,087,862)
     36,000,000   Danish Krone ..................    1/24/07         (6,249,746)
     48,000,000   Danish Krone ..................    3/27/07         (8,358,202)
     22,000,000   Danish Krone ..................    4/16/07         (3,834,587)
     29,000,000   Danish Krone ..................     5/9/07         (5,060,371)
     48,000,000   Danish Krone ..................    5/11/07         (8,376,607)
     83,000,000   Danish Krone ..................    5/22/07        (14,492,350)
     56,000,000   European Union Euro ...........     7/6/06        (71,636,610)
     73,000,000   European Union Euro ...........     7/7/06        (93,390,343)
     36,000,000   European Union Euro ...........    7/13/06        (46,075,954)
     13,000,000   European Union Euro ...........    7/17/06        (16,643,464)
     15,000,000   European Union Euro ...........    7/19/06        (19,206,840)
     32,000,000   European Union Euro ...........    7/20/06        (40,977,624)

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO SELL
     13,000,000   European Union Euro ...........    7/27/06   $    (16,655,789)
     10,000,000   European Union Euro ...........     8/1/06        (12,816,661)
     50,000,000   European Union Euro ...........     8/4/06        (64,095,703)
    100,000,000   European Union Euro ...........    8/10/06       (128,241,019)
     30,000,000   European Union Euro ...........    8/21/06        (38,499,624)
     25,000,000   European Union Euro ...........     9/1/06        (32,105,858)
     60,000,000   European Union Euro ...........     9/8/06        (77,088,917)
     63,000,000   European Union Euro ...........    9/15/06        (80,979,997)
    120,000,000   European Union Euro ...........    9/22/06       (154,317,455)
     32,000,000   European Union Euro ...........    9/29/06        (41,169,868)
     60,000,000   European Union Euro ...........    10/5/06        (77,221,816)
     32,000,000   European Union Euro ...........   10/12/06        (41,202,601)
     35,000,000   European Union Euro ...........   10/16/06        (45,076,372)
     12,000,000   European Union Euro ...........   10/17/06        (15,455,702)
     18,000,000   European Union Euro ...........    11/9/06        (23,216,220)
     48,000,000   European Union Euro ...........   11/22/06        (61,959,268)
     70,000,000   European Union Euro ...........   11/28/06        (90,390,519)
     65,000,000   European Union Euro ...........    12/4/06        (83,964,954)
     53,000,000   European Union Euro ...........   12/18/06        (68,522,594)
     45,000,000   European Union Euro ...........    1/10/07        (58,253,513)
     55,000,000   European Union Euro ...........    1/12/07        (71,206,039)
     90,000,000   European Union Euro ...........    1/19/07       (116,560,804)
     35,000,000   European Union Euro ...........    2/15/07        (45,392,058)
     23,000,000   European Union Euro ...........    2/26/07        (29,845,928)
     56,000,000   European Union Euro ...........     3/7/07        (72,701,969)
     16,000,000   European Union Euro ...........    3/27/07        (20,793,371)
     30,000,000   European Union Euro ...........     4/4/07        (39,003,669)
     11,000,000   European Union Euro ...........    4/16/07        (14,310,209)
     78,000,000   European Union Euro ...........    4/30/07       (101,545,814)
     37,000,000   European Union Euro ...........     5/9/07        (48,191,585)
     70,000,000   European Union Euro ...........    5/11/07        (91,182,696)
      8,000,000   European Union Euro ...........    5/16/07        (10,423,575)
     75,000,000   European Union Euro ...........    5/18/07        (97,731,126)
    100,000,000   European Union Euro ...........    6/18/07       (130,517,480)
     77,000,000   European Union Euro ...........     7/3/07       (100,569,432)
      8,500,000   Great Britain Pound Sterling ..    7/17/06        (15,727,333)
      5,000,000   Great Britain Pound Sterling ..    8/10/06         (9,256,472)
      7,000,000   Great Britain Pound Sterling ..    8/21/06        (12,962,356)
     20,000,000   Great Britain Pound Sterling ..     9/8/06        (37,051,100)
     15,000,000   Great Britain Pound Sterling ..    9/22/06        (27,797,691)
      9,500,000   Great Britain Pound Sterling ..   10/12/06        (17,613,593)
      6,000,000   Great Britain Pound Sterling ..   10/16/06        (11,125,428)
      5,500,000   Great Britain Pound Sterling ..    11/9/06        (10,204,104)
      7,000,000   Great Britain Pound Sterling ..   11/22/06        (12,991,036)
      6,000,000   Great Britain Pound Sterling ..    1/19/07        (11,148,843)
      8,500,000   Great Britain Pound Sterling ..    2/15/07        (15,801,515)
     11,400,000   Great Britain Pound Sterling ..    3/27/07        (21,207,167)
     41,000,000   Great Britain Pound Sterling ..    4/19/07        (76,301,472)
     14,250,000   Great Britain Pound Sterling ..    4/30/07        (26,524,414)
      6,000,000   Great Britain Pound Sterling ..     5/9/07        (11,169,897)


                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO SELL
      4,000,000   Great Britain Pound Sterling ..    5/16/07   $     (7,447,491)
     22,000,000   Great Britain Pound Sterling ..    6/18/07        (40,984,361)
     28,000,000   Great Britain Pound Sterling ..     7/3/07        (52,156,191)
     18,000,000   Hong Kong Dollar ..............     7/7/06         (2,318,072)
    215,000,000   Hong Kong Dollar ..............    7/17/06        (27,697,887)
    101,000,000   Hong Kong Dollar ..............    7/19/06        (13,012,487)
    120,000,000   Hong Kong Dollar ..............    7/27/06        (15,464,765)
     50,000,000   Hong Kong Dollar ..............    8/10/06         (6,445,952)
    135,000,000   Hong Kong Dollar ..............    8/21/06        (17,408,432)
     75,000,000   Hong Kong Dollar ..............    9/22/06         (9,678,155)
     50,000,000   Hong Kong Dollar ..............    10/5/06         (6,453,761)
     87,000,000   Hong Kong Dollar ..............   10/17/06        (11,231,980)
     80,000,000   Hong Kong Dollar ..............    1/10/07        (10,343,796)
     77,000,000   Hong Kong Dollar ..............    2/15/07         (9,961,519)
     84,000,000   Hong Kong Dollar ..............    3/23/07        (10,873,244)
    160,000,000   Hong Kong Dollar ..............    5/18/07        (20,729,138)
  2,500,000,000   Japanese Yen ..................    7/18/06        (21,930,794)
    900,000,000   Japanese Yen ..................    7/20/06         (7,897,549)
  7,800,000,000   Japanese Yen ..................     8/4/06        (68,599,170)
    550,000,000   Japanese Yen ..................    8/10/06         (4,841,086)
  2,000,000,000   Japanese Yen ..................    8/21/06        (17,630,441)
  1,000,000,000   Japanese Yen ..................     9/8/06         (8,837,305)
  1,270,000,000   Japanese Yen ..................    9/15/06        (11,234,451)
  1,500,000,000   Japanese Yen ..................    9/29/06        (13,295,272)
  1,850,000,000   Japanese Yen ..................   10/12/06        (16,427,673)
  3,000,000,000   Japanese Yen ..................   12/18/06        (26,894,505)
  2,000,000,000   Japanese Yen ..................    1/24/07        (18,018,676)
  3,000,000,000   Japanese Yen ..................    4/16/07        (27,321,809)
  2,300,000,000   Japanese Yen ..................    5/11/07        (21,016,369)
  1,600,000,000   Japanese Yen ..................    5/16/07        (14,629,812)
  3,150,000,000   Japanese Yen ..................    5/18/07        (28,810,111)
  3,650,000,000   Japanese Yen ..................    5/21/07        (33,396,483)
    900,000,000   Japanese Yen ..................     6/6/07         (8,252,334)
  3,000,000,000   Japanese Yen ..................    6/11/07        (27,526,148)
     75,000,000   Mexican Peso ..................     9/8/06         (6,619,175)
     90,000,000   Mexican Peso ..................    9/15/06         (7,939,862)
     18,000,000   Mexican Peso ..................   12/18/06         (1,578,800)
    265,000,000   Mexican Peso ..................    1/10/07        (23,207,855)
    190,000,000   Mexican Peso ..................    1/12/07        (16,637,284)
     76,000,000   Mexican Peso ..................    1/24/07         (6,649,375)
    180,000,000   Mexican Peso ..................     3/7/07        (15,702,779)
    350,000,000   Mexican Peso ..................     4/4/07        (30,474,171)
    170,000,000   Mexican Peso ..................    4/16/07        (14,789,488)
    216,000,000   Mexican Peso ..................    5/11/07        (18,758,999)
    145,000,000   Mexican Peso ..................    5/16/07        (12,588,512)
     10,500,000   New Zealand Dollar ............    7/13/06         (6,401,550)
    115,000,000   Norwegian Krone ...............    7/13/06        (18,499,475)
     65,000,000   Norwegian Krone ...............     9/8/06        (10,498,306)
     42,000,000   Norwegian Krone ...............    9/29/06         (6,793,292)
     34,500,000   Norwegian Krone ...............   10/17/06         (5,586,791)

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO SELL
    144,000,000   Norwegian Krone ...............     6/6/07   $    (23,623,470)
     43,000,000   Singapore Dollar ..............    7/13/06        (27,209,247)
     11,500,000   Singapore Dollar ..............    7/17/06         (7,278,316)
     13,000,000   Singapore Dollar ..............    7/19/06         (8,228,466)
     25,000,000   Singapore Dollar ..............    7/27/06        (15,830,170)
     15,000,000   Singapore Dollar ..............    8/10/06         (9,504,323)
     30,000,000   Singapore Dollar ..............     9/8/06        (19,034,688)
     10,000,000   Singapore Dollar ..............    9/22/06         (6,349,267)
      5,000,000   Singapore Dollar ..............    9/26/06         (3,175,258)
      8,000,000   Singapore Dollar ..............    10/5/06         (5,082,776)
     27,000,000   Singapore Dollar ..............   11/13/06        (17,189,464)
     15,000,000   Singapore Dollar ..............    1/10/07         (9,579,043)
     21,000,000   Singapore Dollar ..............    1/12/07        (13,412,106)
     32,000,000   Singapore Dollar ..............    1/23/07        (20,449,621)
     25,000,000   Singapore Dollar ..............    1/24/07        (15,977,127)
     11,000,000   Singapore Dollar ..............     3/7/07         (7,045,898)
     26,000,000   Singapore Dollar ..............    4/27/07        (16,700,018)
 22,000,000,000   South Korean Won ..............     8/1/06        (23,214,873)
 20,000,000,000   South Korean Won ..............    8/17/06        (21,114,530)
 10,250,000,000   South Korean Won ..............    9/26/06        (10,836,833)
 11,200,000,000   South Korean Won ..............   10/12/06        (11,848,132)
 15,330,000,000   South Korean Won ..............   12/18/06        (16,256,498)
 11,500,000,000   South Korean Won ..............    1/12/07        (12,206,139)
  7,000,000,000   South Korean Won ..............    1/24/07         (7,433,085)
  4,100,000,000   South Korean Won ..............    4/19/07         (4,367,241)
 16,757,000,000   South Korean Won ..............    5/11/07        (17,863,653)
  8,000,000,000   South Korean Won ..............    6/18/07         (8,540,247)
 22,000,000,000   South Korean Won ..............     7/3/07        (23,497,746)
     40,000,000   Swedish Krona .................     5/9/07         (5,681,736)
     20,000,000   Swiss Franc ...................     7/7/06        (16,340,172)
     16,500,000   Swiss Franc ...................    7/13/06        (13,490,311)
     20,500,000   Swiss Franc ...................    7/17/06        (16,768,706)
     10,000,000   Swiss Franc ...................    7/19/06         (8,181,814)
     37,000,000   Swiss Franc ...................    7/20/06        (30,276,332)
     20,000,000   Swiss Franc ...................    7/27/06        (16,379,301)
     20,000,000   Swiss Franc ...................     8/2/06        (16,390,420)
     25,000,000   Swiss Franc ...................    8/10/06        (20,505,502)
     20,000,000   Swiss Franc ...................    8/21/06        (16,423,665)
     32,500,000   Swiss Franc ...................     9/8/06        (26,740,278)
     72,000,000   Swiss Franc ...................    9/15/06        (59,285,072)
     26,000,000   Swiss Franc ...................    9/26/06        (21,434,124)
     17,000,000   Swiss Franc ...................    9/29/06        (14,019,149)
     18,000,000   Swiss Franc ...................    10/5/06        (14,853,205)
     20,000,000   Swiss Franc ...................   10/12/06        (16,515,762)
     15,000,000   Swiss Franc ...................   10/16/06        (12,392,057)
     11,000,000   Swiss Franc ...................    11/9/06         (9,110,612)
     32,000,000   Swiss Franc ...................   11/28/06        (26,557,053)
      8,500,000   Swiss Franc ...................    12/4/06         (7,058,716)
     25,000,000   Swiss Franc ...................   12/18/06        (20,791,871)
     15,000,000   Swiss Franc ...................    1/10/07        (12,503,111)

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO SELL
     55,000,000   Swiss Franc ...................    1/24/07   $    (45,903,612)
     17,000,000   Swiss Franc ...................    2/15/07        (14,217,078)
     20,000,000   Swiss Franc ...................    2/26/07        (16,742,901)
     11,500,000   Swiss Franc ...................    3/23/07         (9,649,362)
     26,000,000   Swiss Franc ...................    4/16/07        (21,864,375)
     11,000,000   Swiss Franc ...................    4/19/07         (9,252,880)
     55,000,000   Swiss Franc ...................    4/27/07        (46,298,674)
     33,000,000   Swiss Franc ...................     5/9/07        (27,810,106)
      7,000,000   Swiss Franc ...................    5/11/07         (5,900,207)
     26,000,000   Swiss Franc ...................    5/16/07        (21,925,220)
     23,000,000   Swiss Franc ...................    5/18/07        (19,398,986)
     25,000,000   Swiss Franc ...................    6/18/07        (21,146,674)
     16,500,000   Swiss Franc ...................     7/3/07        (13,974,747)
                                                               ----------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,752,597,114) ..................            $ (4,871,223,845)
                                                               ================

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

1.    VALUATION AND INVESTMENT PRACTICES

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.    UNREALIZED APPRECIATION/(DEPRECIATION)

      At June 30, 2006, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $2,998,391,091 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $74,638,648.


--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCK - DOMESTIC--66.4%
                 AUTOMOTIVE PARTS--1.0%
       119,525   Dollar Thrifty Automotive Group Inc. + ......   $    5,386,992
                                                                 --------------
                 BANKING--11.9%
       213,245   Bank of America Corporation .................       10,257,084
       306,169   PNC Financial Services Group Inc. ...........       21,483,879
       503,000   Popular Inc. ................................        9,657,600
       310,300   Wells Fargo & Company .......................       20,814,924
                                                                 --------------
                                                                     62,213,487
                                                                 --------------
                 BASIC INDUSTRIES--2.6%
       234,875   Gorman-Rupp Company .........................        6,247,675
       185,088   Rayonier Inc., REIT .........................        7,016,686
                                                                 --------------
                                                                     13,264,361
                                                                 --------------
                 BROADCAST, RADIO AND TV--4.0%
       639,060   Comcast Corporation, Special Class A + ......       20,948,387
                                                                 --------------
                 CHEMICALS--0.2%
        39,535   Stepan Company ..............................        1,248,515
                                                                 --------------
                 COMPUTER SERVICES--0.7%
       153,974   Electronic Data Systems Corporation .........        3,704,615
                                                                 --------------
                 CONSUMER SERVICES--0.7%
       294,378   ProQuest Company + ..........................        3,617,906
                                                                 --------------
                 DIVERSIFIED FINANCIAL SERVICES--12.7%
       337,358   American Express Company ....................       17,954,193
       544,736   Federated Investors Inc., Class B ...........       17,159,184
       268,515   Freddie Mac .................................       15,308,040
       269,500   MBIA Inc. ...................................       15,779,225
                                                                 --------------
                                                                     66,200,642
                                                                 --------------
                 FOOD AND BEVERAGES--0.1%
        15,200   Anheuser-Busch Companies, Inc. ..............          692,968
                                                                 --------------
                 HEALTH CARE--1.6%
        59,500   Bausch & Lomb, Inc. .........................        2,917,880
        46,467   Corvel Corporation + ........................        1,161,675
        69,124   Johnson & Johnson ...........................        4,141,910
                                                                 --------------
                                                                      8,221,465
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCK - DOMESTIC
                 INSURANCE--22.1%
       293,361   American International Group, Inc. ..........   $   17,322,967
       109,029   American National Insurance Company .........       14,143,242
       485,285   Great American Financial Resources Inc. .....       10,157,015
       357,000   Leucadia National Corporation ...............       10,420,830
        74,725   National Western Life Insurance Company,
                 Class A .....................................       17,907,846
       352,476   Torchmark Corporation .......................       21,402,343
       429,175   Transatlantic Holdings Inc. .................       23,990,883
                                                                 --------------
                                                                    115,345,126
                                                                 --------------
                 MEDIA--1.1%
       174,005   Tribune Company .............................        5,642,982
                                                                 --------------
                 PHARMACEUTICALS--2.7%
       588,510   Pfizer Inc. .................................       13,812,330
                                                                 --------------
                 PRINTING AND PUBLISHING--1.4%
       895,545   Hollinger International Inc., Class A .......        7,191,226
                                                                 --------------
                 REAL ESTATE--0.3%
        55,225   Ramco-Gershenson Properties Trust, REIT .....        1,487,209
                                                                 --------------
                 RETAIL--2.7%
       163,585   UniFirst Corporation ........................        5,643,682
       174,105   Wal-Mart Stores, Inc. .......................        8,386,638
                                                                 --------------
                                                                     14,030,320
                                                                 --------------
                 TELECOMMUNICATIONS--0.6%
        93,600   Commonwealth Telephone Enterprises Inc. .....        3,103,776
                                                                 --------------
                 TOTAL COMMON STOCK - DOMESTIC
                 (COST $182,544,824) .........................      346,112,307
                                                                 --------------
                 COMMON STOCK - FOREIGN--19.8%
                 FRANCE--2.0%
       220,000   Sanofi-Aventis, ADR .........................       10,714,000
                                                                 --------------
                 JAPAN--0.1%
        35,300   Shikoku Coca-Cola Bottling Company Ltd. .....          404,214
                                                                 --------------
                 NETHERLANDS--7.7%
       379,450   ABN AMRO Holding NV, Sponsored ADR ..........       10,381,752
       608,000   Heineken Holding NV .........................       22,413,134
       323,571   Unilever NV, ADR ............................        7,296,526
                                                                 --------------
                                                                     40,091,412
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
                                                                     VALUE
    SHARES                                                          (NOTE 1)
--------------                                                   --------------

                 COMMON STOCK - FOREIGN
                 SWITZERLAND--5.1%
       337,400   Nestle SA, Registered, Sponsored ADR ........   $   26,441,127
                                                                 --------------
                 UNITED KINGDOM--4.9%
       276,000   Diageo PLC, Sponsored ADR ...................       18,643,800
       308,880   Unilever PLC, Sponsored ADR .................        6,962,155
                                                                 --------------
                                                                     25,605,955
                                                                 --------------
                 TOTAL COMMON STOCK - FOREIGN
                 (COST $55,624,306) ..........................      103,256,708
                                                                 --------------

     FACE
    VALUE
--------------

                 U.S. TREASURY BILL--0.7%
$    2,500,000   4.695% ** due 8/24/06++ .....................        2,482,420
     1,500,000   5.004% ** due 11/24/06++ ....................        1,470,263
                                                                 --------------
                 TOTAL U.S. TREASURY BILL
                 (COST $3,953,740) ...........................        3,952,683
                                                                 --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)

                                                                     MARKET
     FACE                                                            VALUE
    VALUE                                                           (NOTE 1)
--------------                                                   --------------

                 REPURCHASE AGREEMENT--13.4%
                 (COST $69,715,000)
$   69,715,000   Agreement with UBS Warburg LLC, 4.460% dated
                 6/30/06 to be repurchased at $69,740,911 on
                 7/3/06, collateralized by $52,191,000 U.S.
                 Treasury Notes, 8.750% due 8/15/20
                 (market value $71,110,238) ..................   $   69,715,000
                                                                 --------------
TOTAL INVESTMENTS (COST $311,837,870*) ...............   100.3%     523,036,698
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) ....................................    (0.4)      (2,338,026)
OTHER ASSETS AND LIABILITIES (NET) ...................     0.1          603,781
                                                         -----   --------------
NET ASSETS ...........................................   100.0%  $  521,302,453
                                                         =====   ==============
_____________
 *    AGGREGATE COST FOR FEDERAL TAX PURPOSES.
**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
 +    NON-INCOME PRODUCING SECURITY.
++ AT JUNE 30, 2006, LIQUID ASSETS TOTALLING $3,952,683 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR   --AMERICAN DEPOSITORY RECEIPT.
REIT  --REAL ESTATE INVESTMENT TRUST.

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2006 (Unaudited)

                                                    CONTRACT        MARKET
                                                     VALUE          VALUE
   CONTRACTS                                          DATE         (NOTE 1)
---------------                                     --------   ----------------

FORWARD EXCHANGE CONTRACTS TO BUY
      2,575,000   European Union Euro ...........     7/6/06   $      3,294,005
    280,000,000   Japanese Yen ..................     8/4/06          2,462,534
                                                               ----------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $5,829,485) ....................              $      5,756,539
                                                               ================
FORWARD EXCHANGE CONTRACTS TO SELL
      3,200,000   European Union Euro ...........     7/6/06         (4,093,520)
      7,300,000   European Union Euro ...........    7/13/06         (9,343,180)
        500,000   European Union Euro ...........    7/19/06           (640,228)
      5,300,000   European Union Euro ...........    9/29/06         (6,818,759)
      3,000,000   European Union Euro ...........   11/13/06         (3,870,318)
      2,500,000   European Union Euro ...........   11/28/06         (3,228,233)
        750,000   European Union Euro ...........    1/12/07           (970,991)
      2,500,000   European Union Euro ...........    1/19/07         (3,237,800)
      1,300,000   European Union Euro ...........    2/26/07         (1,686,944)
      4,400,000   Great Britain Pound Sterling ..    4/19/07         (8,188,450)
      2,500,000   Great Britain Pound Sterling ..     5/9/07         (4,654,124)
    366,000,000   Japanese Yen ..................     8/4/06         (3,218,884)
      1,250,000   Swiss Franc ...................    7/13/06         (1,021,993)
      1,000,000   Swiss Franc ...................    8/21/06           (821,183)
      1,800,000   Swiss Franc ...................    9/29/06         (1,484,381)
      2,000,000   Swiss Franc ...................    1/23/07         (1,669,069)
      4,000,000   Swiss Franc ...................    2/26/07         (3,348,580)
      1,000,000   Swiss Franc ...................    4/12/07           (840,627)
      3,500,000   Swiss Franc ...................     5/9/07         (2,949,557)
                                                               ----------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $59,821,741) ...................              $    (62,086,821)
                                                               ================

                        SEE NOTES TO PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

1.    VALUATION AND INVESTMENT PRACTICES

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales prices does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the


--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the


--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2006 (UNAUDITED)

hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.    UNREALIZED APPRECIATION/(DEPRECIATION)

      At June 30, 2006, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $217,642,709 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $6,443,881.


--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                          Christopher H. Browne, President
                          (principal executive officer)

Date     AUGUST 18, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                          Christopher H. Browne, President
                          (principal executive officer)

Date     AUGUST 18, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                                    Robert Q. Wyckoff, Jr., Treasurer
                                    (principal financial officer)

Date     AUGUST 18, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.